CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, stock outstanding (in shares)	0
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized	100,000,000
Common stock, shares issued	5,291,381
Common stock, shares outstanding	5,291,381
Monterey Capital Acquisition Corporation
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, stock authorized (in shares)	1,000,000	1,000,000
Preferred stock, stock issued (in shares)	0	0
Preferred stock, stock outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001
Monterey Capital Acquisition Corporation | Class A common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	7,376,125
Common stock, shares outstanding		9,338,000
Monterey Capital Acquisition Corporation | Class A common stock subject to possible redemption
Class A common stock subject to possible redemption stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Convertible Preferred Shares, shares authorized ( in shares)	100,000,000	100,000,000
Convertible Preferred Shares, shares issued ( in shares)	7,238,125	9,200,000
Convertible Preferred Shares, shares outstanding (in shares)	7,238,125	9,200,000
Monterey Capital Acquisition Corporation | Class A common stock not subject to possible redemption
Common stock, shares issued	138,000	138,000
Common stock, shares outstanding	138,000	138,000
Monterey Capital Acquisition Corporation | Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	2,300,000	2,300,000
Common stock, shares outstanding	2,300,000	2,300,000